Share capital	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share capital
15. Share capital
There is one class of shares, and all shares have equal rights and are freely negotiable. The share capital is fully paid in. The par value of the shares is NOK 0.15 per share. IDEX does not hold any of its own shares.

Number of shares
Balance at December 31, 2017	542,383,105
Share issue (in lieu of cash board compensation)	300,182
Exercise of incentive subscription rights on several dates	1,631,250

Balance at December 31, 2018	544,314,537

Private placement of shares on February 27 th	53,437,500
Share issue on May 31 st	236,695
Private placement of shares on December 2 nd	55,425,407
Private placement of shares on December 24 th	64,574,593

Balance at December 31, 2019	717,988,732

Private placement of shares on May 11 th	65,341,413
Share issue on May 29 th	441,982
Share issue on July 1 st	4,318,523
Private placement of shares on November 9 th	42,528,181
Employee Share Purchase Plan on December 2 nd	1,527,917

Balance at December 31, 2020	832,146,748

Costs related to share issuance have been charged against equity and amounted to $689 in 2020, $899 in 2019 and $4 in 2018.